Capitalization and Equity Structure	12 Months Ended
Dec. 31, 2014
Capitalization and Equity Structure [Abstract]
Capitalization and Equity Structure

13. Capitalization and Equity Structure

The Company's authorized capital stock at December 31, 2014 consisted of 500,000,000 shares of common stock and 10,000,000 shares of preferred stock. At December 31, 2014, 101,621,358 shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding.

Common Stock

The holders of outstanding shares of common stock are entitled to receive dividends out of assets or funds legally available for the payment of dividends at such times and in such amounts as the Board of Directors from time to time may determine. Holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders. There is no cumulative voting for the election of directors. The common stock is not entitled to pre-emptive rights and is not subject to conversion or redemption. Upon liquidation, dissolution or winding up of the Company, the assets legally available for distribution to stockholders are distributable ratably among the holders of the common stock after payment of liquidation preferences, if any, on any outstanding payment of other claims of creditors. Each outstanding share of common stock is duly and validly issued, fully paid and non-assessable.

Preferred Stock

We may issue shares of preferred stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by our Board of Directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in such resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by the Board of Directors.

Convertible Preferred Stock of Ekso Bionics

Issued and outstanding convertible preferred stock consisted of the following at December 31, 2013:

	Number of
	Shares	Liquidation	Aggregate
	Issued and	Preference	Liquidation
Series	Outstanding	Per Share	Preference
A	7,324,424	$1.07	$7,868
A-2	8,474,867	$1.07	$9,104
B	10,124,581	$1.07	$10,877
	25,923,872		$27,849

The voting and conversion rights of the holders of convertible preferred stock were as follows:

•	Voting rights - Holders were entitled to one vote for each share of common stock into which such share of Preferred Stock was convertible.

•	Conversion - Each share of the Preferred Stock was convertible into one share of common stock, subject to adjustment for dilution. Each share of the Preferred Stock automatically converted into the number of shares of common stock into which such shares were convertible at the then effective conversion ratio upon: (1) the closing of a public offering of common stock with proceeds to Ekso Bionics of at least $25,000 and in which the pre-money valuation of Ekso Bionics was not less than $75,000 or (2) the date or time specified by vote, written consent or agreement of the holders of the majority of the then outstanding shares of convertible preferred stock, voting together as a class.

For financial accounting purposes, the Company determined that the convertible preferred stock did not meet the requirements under ASC 480-10-25 to be accounted for as a liability because the shares were not mandatorily redeemable, except in the case of a liquidation event in which case the holders were entitled to be paid out a liquidation preference, and the conversion ratio is based on a pre-determined number of shares rather than a variable number of shares. However, it was determined that a “deemed liquidation event” could occur that would be outside the control of the Company. In accordance with ASC 480-10-S99, the convertible preferred stock was in the “mezzanine” section between liabilities and stockholders' deficit for the year ended December 31, 2013.

During the year ended December 31, 2013, because the timing of any such liquidation event was uncertain, the Company elected not to adjust the carrying values of its preferred stock to their respective liquidation values.

In conjunction with the Company's Merger (refer to Note 3, The Merger, Offering and Other Related Transactions), the convertible preferred stock were converted to shares of common stock at a ratio of 1.6290, 1.9548 and 1.9548 for shares of Series A preferred stock, Series A-2 preferred stock and Series B preferred stock, respectively, for a total of 26,691,084 shares of common stock.

Warrants

Warrants outstanding at December 31, 2014 were as follows:

	Merger/PPO			Merger/PPO	Merger/PPO
	Warrant			Warrant	Warrant
	Shares	Exercise	Term	Shares	Shares
Name	Issued	Price	(Years)	Exercised	Outstanding
Placement agent warrants	3,030,000	$1.00	5	-	3,030,000
Bridge warrants	2,500,000	$1.00	3	(125,000)	2,375,000
PPO warrants	30,300,000	$2.00	5	(22,755,500)	7,544,500
Sr. note holder warrant	225,000	$1.00	3	-	225,000
	36,055,000			(22,880,500)	13,174,500

Pre Merger/PPO common stock warrants					621,361
Total all warrants outstanding					13,795,861

As discussed in Note 3, The Merger, Offering and Other Related Transactions, the Company issued during the Merger and PPO, warrants to purchase a total of 36,055,000 shares of common stock of which 30,300,000 were at an exercise price of $2.00 per share (the “Warrant Shares”), and the balance at $1.00 per share. These warrants contained “weighted average” anti-dilution protection in the event that we issued common stock or securities convertible into or exercisable for shares of common stock at a price lower than the subject warrant's exercise price, subject to certain customary exceptions, as well as customary provisions for adjustment in the event of stock splits, subdivision or combination, mergers, etc. The anti-dilution protection feature required the Company to record the underlying securities as a liability and to adjust their respective values to market at each reporting period. The factors utilized were as follows:

Dividend yield	–
Risk-free interest rate	0.60% - 1.73%
Share price at final valuation	1.51
Expected term (in years)	2.15- 4.80
Volatility	65% - 79%
Periodic rate	0.13% - 0.83%
Periods in the model	10

As a result of the anti-dilution feature, the Company recorded a non-cash charge of $16,485 during the year ended December 31, 2014 due to the market price of the Company's common stock price exceeding the exercise price of the then outstanding warrants. In October 2014, the Company offered the holders of the 30,300,000 Warrant Shares an opportunity exercise their warrants at a temporarily reduced cash exercise price of $1.00 per share of common stock from $2.00 and to amend the anti-dilution provision of the warrant. The offering was: (1) intended to help the Company reduce its outstanding warrant liability, an impediment to the Company's long term goal of pursuing listing of its common stock on a national securities exchange, by removing the price-based anti-dilution provisions contained in the warrants, and (2) provide funds to support the Company's operations. At the conclusion of the offer, a majority of the holders of the Warrant Shares consented to removal of the price-based anti-dilution provisions contained in the original warrants, and the Company received $22,756 in cash, while incurring $1,467 of warrant solicitation costs. In November 2014 the remaining warrant liability of $27,099 was re-classified as a component of additional paid-in capital in the Company's balance sheet, and no longer carries a warrant liability as no anti-dilution feature remains with outstanding warrants.

The common stock warrants totaling 621,361 shares of the Company's common stock have the following terms: (1) expire on various dates from June 1, 2022 to August 30, 2023; (2) have an exercise price of $1.38 per share; and (3) at the option of the holder, may be exercised on a “cashless exercise” basis in which shares are retained to cover the exercise price based on the market value of the Company's common stock on the date of exercise.

Issued and outstanding warrants as of December 31, 2013 were as follows:

	Number	Date of	Exercise	Expiration	Fair
Warrant type	of shares	issue	Price	Date	Value
Series A, to lender	209,451	4/29/2011	$1.07	10/31/2021	$69
Series B, to lender	504,004	5/31/2012	$1.07	6/1/2022	182
Series B to customer	53,757	11/16/2012	$1.07	11/16/2019	31
Total preferred stock warrants	767,212				282

Common stock, to investors in Series B	591,895	Various 2013	$1.38	10 years	N/A
Common stock, to lender	29,466	5/31/2012	$1.38	6/1/2022	N/A
Total common stock warrants	621,361				N/A

Obligation to issue warrant					96
Total all	1,388,573				$378

In conjunction with the Merger, the preferred stock warrants representing 767,212 shares were exercised and no longer remain outstanding.